Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Line Items]
Income tax provision at statutory rate	21.00%	21.00%
Increase in valuation allowance	$ 354,000	$ 2,900,000
Income tax penalties and interest accrued related to uncertain tax position	0	0
Unrecognized tax benefits, increased due to research and development credits		62,000
Unrecognized tax benefits, decreased due to research and development credits	17,000
Unrecognized tax benefits	$ 98,000	115,000	$ 53,000
Maximum
Valuation Allowance [Line Items]
Open tax year	2023
Minimum
Valuation Allowance [Line Items]
Open tax year	2016
State and Local Jurisdiction
Valuation Allowance [Line Items]
Net operating loss carryforwards	$ 5,100,000	23,200,000
Expiration period	2031
Federal credits expiration period	2043
Domestic Tax Authority
Valuation Allowance [Line Items]
Net operating loss carryforwards	$ 30,400,000	23,300,000
Expiration period	2036
Domestic Tax Authority | Research
Valuation Allowance [Line Items]
Net operating loss carryforwards	$ 31,000
Indefinitely Carryforward | State and Local Jurisdiction | Research
Valuation Allowance [Line Items]
Net operating loss carryforwards		$ 296,000
Indefinitely Carryforward | Domestic Tax Authority
Valuation Allowance [Line Items]
Net operating loss carryforwards	$ 29,900,000